Subsequent and relevant events (Details) $ / shares in Units, R$ in Thousands, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Apr. 05, 2022 BRL (R$) shares	Feb. 08, 2022 COP ($) $ / shares	Feb. 04, 2022	Feb. 28, 2022 BRL (R$)	Dec. 31, 2021 COP ($) item $ / shares	Dec. 31, 2021 USD ($) item	Apr. 04, 2022 USD ($)	Mar. 29, 2022 USD ($)	Mar. 22, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proposed dividend per share | $ / shares					$ 243
Payout ratio to the net profit					59.8	59.8
Percentage of additional dividend proposed		9.10%
Additional dividend proposed per share | $ / shares		$ 37
Total dividend proposed per share | $ / shares		$ 280
Occasional reserve | $		$ 8,889,900
Debt issuance costs					$ 42,699	$ 42,699.0
Number of Exploratory Blocks Located in Santos Basin | item					6	6
Number of Exploratory Blocks Located in Brazil | item					12	12
Proportion of voting rights held in joint venture					30.00%	30.00%
Shell Brasil Petroleo Ltda
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in joint venture					70.00%	70.00%
Senior notes, 2038
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount | $							$ 500.0
Senior notes, 2038 | Consorcio Transmantaro S.A.
Disclosure of non-adjusting events after reporting period [line items]
Interest rate							5.20%
Weighted average life			14 years 6 months
Senior notes, 2023 | Consorcio Transmantaro S.A.
Disclosure of non-adjusting events after reporting period [line items]
Interest rate									4.375%
Rydberg Project | Ecopetrol America
Disclosure of non-adjusting events after reporting period [line items]
Net book value of asset withdrawn | $								$ 74.2
BNDES
Disclosure of non-adjusting events after reporting period [line items]
Contracted implementation investment plan amount | R$				R$ 567,400
CTEEP Board Of Directors
Disclosure of non-adjusting events after reporting period [line items]
Debentures issued | shares	700,000
CTEEP Board Of Directors | 1st series
Disclosure of non-adjusting events after reporting period [line items]
Debt maturity period	7 years
CTEEP Board Of Directors | 2nd series
Disclosure of non-adjusting events after reporting period [line items]
Debt issuance costs | R$	R$ 700,000
Debt maturity period	10 years